UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 90.46%

Accident & Health Insurance - 1.66%
173,697	CNO Financial Group, Inc.	$ 2,584,611

Air Transportation Scheduled - 1.47%
142,005	JetBlue Airways Corp. *	2,280,600

Aircraft & Parts - 1.38%
186,783	Triumph Group, Inc.	2,148,005

Biotechnology Research & Products - 0.84%
568,408	Trinity Biotech Plc. ADR *	1,301,654

Business Services, Nec - 1.63%
238,934	Conduent Inc. *	2,539,868

Cogeneration Services & Small Power Producers - 3.04%
352,780	Covanta Holding Corp.	4,734,308

Crude Petroleum & Natural Gas - 4.21%
674,165	Advantage Oil & Gas, Ltd. (Canada) *	984,281
141,682	Carrizo Oil & Gas, Inc. *	1,599,590
784,221	Southwestern Energy Co. *	2,674,194
764,860	Tetra Technologies, Inc. *	1,284,965
		6,543,030
Deep Sea Foreigh Transportation of Freight - 2.11%
394,837	Ardmore Shipping Corp. (Bermuda) *	1,843,889
38,910	Seacor Holdings, Inc. *	1,439,670
		3,283,559
Drilling Oil & Gas Wells - .97%
180,140	Rowan Co., Plc. *	1,511,375

Electric Lighting & Wiring Equipment - 1.17%
333,527	LSI Industries, Inc.	1,057,281
1,324,977	Orion Energy Systems, Inc. *	756,562
		1,813,843
Electronic Components & Accessories - 1.13%
97,911	Vishay Intertechnology, Inc.	1,763,377

Fabricated Plate Work (Boiler Shops) - .25%
60,100	McDermott International, Inc. *	393,054

Finance Services - 2.18%
290,247	Mr. Cooper Group, Inc. *	3,387,182

Games, Toys & Children's Vehicles - 0.38%
401,264	JAKKS Pacific, Inc. *	589,858

Glass Containers - 3.04%
273,988	Owens-Illinois, Inc. *	4,723,553

Greeting Cards - 1.18%
204,214	CSS Industries, Inc.	1,831,800

Heavy Construction Other Than Building Const- Contractors - 0.76%
508,395	Williams Industrial Services Group, Inc. *	1,189,644

Industrial & Commercial Fans & Blowers & Air Purifying - 0.90%
207,271	CECO Environmental Corp. *	1,399,079

Instruments for Measuring & Testing of Electricity & Elec Signals - 0.24%
23,659	Cohu, Inc.	380,200

Investment Advice - 1.46%
56,945	Oaktree Capital Group, LLC	2,263,564

Laboratory Analytical Instruments - 1.13%
552,923	Harvard Bioscience, Inc. *	1,758,295

Life Insurance - 6.66%
1,094,141	Genworth Financial, Inc. Class A *	5,098,698
17,519	National Western Life Group, Inc. Class A	5,267,963
		10,366,661
Meat Packing Plants - 2.16%
950	Seaboard Corp.	3,361,110

Metal Mining - 2.31%
467,156	Cleveland Cliffs, Inc. *	3,592,430

Miscellaneous Chemical Products - 1.02%
63,004	Orion Engineered Carbons S.A. (Luxembourg)	1,592,741

Motor Vehicle Parts & Accessories - 1.11%
441,584	Horizon Global Corp. *	631,465
54,298	Lydall, Inc. *	1,102,792
		1,734,257
Newspaper Publishing or Publish & Print - 0.60%
459,080	TheStreet, Inc. *	931,932

Oil & Gas Filled Machinery & Equipment - 0.05%
64,686	Superior Drilling Products, Inc. *	75,683

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.84%
303,137	Invacare Corp.	1,303,489

Primary Production of Aluminum - 1.76%
85,000	Alcoa Corp.	2,259,300
66,000	Century Aluminum Co. *	482,460
		2,741,760
Primary Smelting & Refining of Nonferrous Metals - 0.52%
508,371	Ferroglobe PLC. (United Kingdom) *	808,310

Printed Circuit Boards - 4.35%
421,832	Celestica, Inc. (Canada) *	3,699,467
127,486	Sanmina Corp. *	3,067,313
		6,766,780
Retail - Auto Dealers & Gasoline Stations - 1.05%
433,870	TravelCenters of America LLC *	1,631,351

Retail - Miscellaneous Shopping Goods Stores - 2.39%
1,439,359	Office Depot, Inc.	3,713,546

Savings Institution, Federally Chartered - .82%
91,860	Brookline Bancorp, Inc.	1,269,505

Security Brokers, Dealers & Flotation Companies - 2.63%
306,238	Cowen Group, Inc. Class A *	4,085,215

Semiconductors & Related Devices - 0.13%
270,875	QuickLogic Corp. *	198,822

Services-Computer Integrated Systems Design - 5.05%
664,165	Aerohive Networks, Inc. *	2,165,178
486,920	Allscripts Healthcare Solutions, Inc. *	4,693,909
42,100	Netscout Systems, Inc. *	994,823
		7,853,910
Services-Misc. Equipment Rental & Leasing - 2.07%
304,786	FLY Leasing Ltd. ADR *	3,218,540

Services - Misc Business Services - 3.00%
332,539	Donnelley Financial Solutions, Inc. *	4,665,522

Special Industry Machinery - 0.65%
177,433	Manitex International, Inc. *	1,007,819

Sporting & Athletic Goods, NEC - 3.13%
481,129	Clarus Corp.	4,869,025

Surety Insurance - 2.65%
394,383	MGIC Investment Corp.	4,125,246

Surgical & Medical Instruments & Apparatus - 1.23%
561,634	Accuray Inc. *	1,915,172

Telephone Communications (No Radio Telephone) - 2.57%
457,919	Vonage Holdings Corp. *	3,997,633

Telephone & Telegraph Apparatus - 3.44%
340,350	ADTRAN, Inc.	3,655,359
13,699	Ciena Corp. *	464,533
307,830	Infinera Corp. *	1,228,242
		5,348,134
Television Broadcasting Stations - 2.01%
211,740	Gray Television, Inc.	3,121,048

Title Insurance - 2.22%
83,453	Stewart Information Services Corp.	3,454,954

Water Supply - 0.29%
45,391	Pure Cycle Corp. *	450,733

Wholesale Medical, Dental & Hospital Equipment & Supplies - .71%
55,900	Patterson Companies, Inc.	1,098,994

Wholesale Groceries & General Line - 0.70%
102,200	United Natural Foods, Inc. *	1,082,298

Women's, Misses', Children's & Infants' Undergarments - 1.23%
92,020	Guess, Inc.	1,911,255

TOTAL FOR COMMON STOCKS (Cost $168,150,496) - 90.46%		140,714,334

PREFERRED STOCK- 1.85%

Life Insurance - 1.85%
177,929	Phoenix Companies, Inc. 7.45% 1/15/32	2,873,553
TOTAL FOR PREFERRED STOCK (Cost $3,655,852) - 1.85%		2,873,553

REAL ESTATE INVESTMENT TRUST- 3.23%
19,762	Investors Real Estate Trust	969,712
607,052	MFA Financial, Inc.	4,055,107
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $5,285,407) - 3.23%		5,024,819

SHORT-TERM INVESTMENTS - 3.82%
5,937,390	Federated Treasury Obligation Fund-Institutional Shares (Cost $5,937,390) 2.31%	5,937,390

TOTAL INVESTMENTS (Cost $183,029,145) - 99.36% ***		154,550,096

OTHER ASSETS LESS LIABILITIES - 0.64%		1,001,721

NET ASSETS - 100.00%		$ 155,551,817

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

***At December 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $183,029,145 amounted to $28,479,049, which consisted of aggregate gross unrealized appreciation of $20,125,824 and aggregate gross unrealized depreciation of $48,604,873.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $183,029,145 amounted to $28,479,049, which consisted of aggregate gross unrealized appreciation of $20,125,824 and aggregate gross unrealized depreciation of $48,604,873.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$140,714,334	$0	$0	$140,714,334
Preferred Stocks	$0	$2,873,553	$0	$2,873,553
Real Estate Investment Trusts	$5,024,819	$0	$0	$5,024,819
Cash Equivalents	$5,937,390	$0	$0	$5,937,390
Total	$151,676,543	$2,873,553	$0	$154,550,096

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 25, 2018

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 25, 2018

* Print the name and title of each signing officer under his or her signature.